Restatement	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Restatement

Note 16 — Restatement

The Company reversed a $500,000 consulting fee expense for the three months ended March 31, 2022. The reversal of the expense decreased the Company’s Accumulated Deficit by $500,000 at March 31, 2022.